Stock-Based Compensation - Narratives (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 10, 2021	Feb. 09, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)				10,248,025			6,577,312
Expected dividend yield				0.00%
Unrecognized compensation expense				$ 4,200
Unrecognized compensation expense, period for recognition, years				2 years 10 months 24 days
PSARs liability				$ 1,100
Long-term Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSARs liability					$ 900
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common stock, vested (in shares)	829,547
Granted (in shares)				965,944
Exercised (in shares)				0
Fair value of options vested				$ 2,100	$ 400
Weighted average grant date fair value, options granted (in dollars per share)				$ 4.63	$ 2.02
Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	288,494			313,976
Fair value of options vested				$ 1,400	$ 400
Number of outstanding and fully vested restricted stock units, unsettled (in shares)				2,045,634
Phantom Stock Appreciation Rights (PSARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			91,500
Vesting period						4 years
Phantom Stock Appreciation Rights (PSARs) | Long-term Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSARs liability				$ 1,073			$ 858
Stock Options and Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impact of acceleration of vesting of awards				$ 3,100
2018 Equity incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)								6,287,687
2021 equity and incentive compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)		4,262,364
Expiration period		10 years
Increase in shares authorized as percent of outstanding shares of common stock		4.00%
Granted (in shares)				0